                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /   (a)

            or fiscal year ending:     12/31/05 (b)

Is this a transition report? (Y/N)      N
                                       ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.    Registrant Name:     Farmers Variable Life Separate Account A

    B.    File Number:         811-09507

    C.    Telephone Number:    206-232-8400

2.  A.    Street:              3003 - 77th Avenue, S.E.

    B.    City: Mercer Island  C. State: WA  D. Zip Code: 98040  Zip Ext:

    E.    Foreign Country:                                  Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)        N
                                                               -----------------
4.  Is this the last filing on this form by Registrant?  (Y/N)        N
                                                               -----------------

5.  Is Registrant a small business investment company (SBIC)?  (Y/N)     N
                                                                     -----------
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
                                                               -----------------
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)       N
                                                                  --------------
       [If answer is "N" (No), go to item 8.]
    B. How many separate series or portfolios did Registrant have at the end of the period? _____

                                                         If filing more than one
                                                         Page 47, "X" box: [ ]
For period ending  12/31/05
                   ---------

File number 811-09507
                ------------

UNIT INVESTMENT TRUSTS

111.  A.  [/]   Depositor Name:
                                 -----------------------------------------------
      B.  [/]   File Number (If any):
                                     -------------------------------------------
      C.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     -------------------     ----         -----         --------
          [/]   Foreign Country:               Foreign Postal Code:
                                ---------------                    -------------
111.  A.  [/]   Depositor Name:
                                 -----------------------------------------------
      B.  [/]   File Number (If any):
                                     -------------------------------------------
      C.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     -------------------     ----         -----         --------
          [/]   Foreign Country:               Foreign Postal Code:
                                ---------------                    -------------
112.  A.  [/]   Sponsor Name:
                             --------------------------------------------------
      B.  [/]   File Number (If any):
                                     -------------------------------------------
      C.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     -------------------     ----         -----         --------
          [/]   Foreign Country:               Foreign Postal Code:
                                ---------------                    -------------
112.  A.  [/]   Sponsor Name:
                             ---------------------------------------------------
      B.  [/]   File Number (If any):
                                     -------------------------------------------
      C.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     -------------------     ----         -----         --------
          [/]   Foreign Country:               Foreign Postal Code:
                                ---------------                    -------------

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                                                         If filing more than one
                                                         Page 48, "X" box: [ ]

For period ending  12/31/05
                   --------

File number 811-09507
                -----------

113.  A.  [/]   Trustee Name:
                             ---------------------------------------------------
      B.  [/]   City:                   State:    Zip Code:     Zip Ext.:
                     -------------------      ----         -----         -------
          [/]   Foreign Country:               Foreign Postal Code:
                                ---------------                    -------------
113.  A.  [/]   Trustee Name:
                             ---------------------------------------------------
      B.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     ------------------      ----         -----          -------
          [/]   Foreign Country:               Foreign Postal Code:
                                --------------                     -------------
114.  A.  [/]   Principal Underwriter Name:
                                           -------------------------------------
      B.  [/]   File Number 8-
                              ---------
      C.  [/]   City:                  State:    Zip Code:      Zip Ext.:
                     ------------------      ----         ------         -------
          [/]   Foreign Country:                Foreign Postal Code:
                                ---------------                     ------------
114.  A.  [/]   Principal Underwriter Name:
                                           -------------------------------------
      B.  [/]   File Number 8-
                              ---------
      C.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     ------------------      ----         -----         --------
          [/]   Foreign Country:               Foreign Postal Code:
                                --------------                     ------------
115.  A.  [/]   Independent Public Accountant Name:
                                                   -----------------------------
      B.  [/]   City:                  State:    Zip Code:     Zip Ext.:
                     ------------------      ----         -----         --------
          [/]   Foreign Country:                Foreign Postal Code:
                                --------------                      ------------
115.  A.  [/]   Independent Public Accountant Name:
                                                   -----------------------------
      B.  [/]   City:                  State:     Zip Code:     Zip Ext.:
                     ------------------      ----          -----         -------
          [/]   Foreign Country:              Foreign Postal Code:
                                --------------                    --------------

                                                        If filing more than one
                                                         Page 49, "X" box: [ ]


For period ending  12 /31/05
                   -----------

File number 811-09507
                --------------

116.  Family of investment companies information:

      A.  [/]   Is Registrant part of a family of investment companies?
                (Y/N) ______
                                                                            ----
                                                                            Y/N

      B.  [/]   Identify the family in 10 letters:  __________________
                (Note: In filing this form, use this identification consistently for all investment companies in family.
                This designation is for purposes of this form only.)

117.  A.  [/]   Is Registrant a separate account of an insurance company?
                (Y/N) ______
                                                                            ----
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.  [/]   Variable annuity contracts?  (Y/N)  _______
                                                                            ----
                                                                            Y/N

      C.  [/]   Scheduled premium variable life contracts?  (Y/N)  _____
                                                                            ----
                                                                            Y/N

      D.  [/]   Flexible premium variable life contracts?  (Y/N)  ______
                                                                            ----
                                                                            Y/N

      E.  [/]   Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)  _______
                                                                            ----
                                                                            Y/N

118.  [/] State the number of series existing at the end of the period that had securities registered under the Securities Act
          of 1933__________________________
                                                                            ----


119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period _________________________
                                                                            ----

120.  [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)  ___________________________                   $
                                                                           -----

121.  [/] State the number of series for which a current prospectus was in existence at the end of the period_________________
                                                                            ----

122.  [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period_____________________
                                                                            ----

                                                         If filing more than one
                                                         Page 50, "X" box: [ ]


For period ending  12 /31/05
                   -----------

File number 811-09507
                --------------

123.  [/] State the total value of the additional units considered
          in answering item 122 ($000's omitted)___________________     $
                                                                         -------


124.  [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)_____________________                         $
                                                                         -------

125.  [ ] State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)________________  $ 3,462
                                                                         -------

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales
          loads, if any, collected on units of a prior series
          placed in the portfolio of a subsequent series.)
          ($000's omitted) ________________                             $      0
                                                                         -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                               Number of        Total Assets          Total Income
                                                                Series             ($000's            Distributions
                                                               Investing          omitted)           ($000's omitted)
                                                               ---------        -------------         ---------------
A.      U.S. Treasury direct issue                                               $                     $
                                                               ---------          --------              ---------


B.      U.S. Government agency                                                   $                     $
                                                               ---------          --------              ---------

C.      State and municipal tax-free                                             $                     $
                                                               ---------          --------              ---------

D.      Public utility debt                                                      $                     $
                                                               ---------          --------              ---------
E.      Brokers or dealers debt or debt of brokers' or
        dealers' parent                                                          $                     $
                                                               ---------          --------              ---------

F.      All other corporate intermed. & long-term debt                           $                     $
                                                               ---------          --------              ---------

G.      All other corporate short-term debt                                      $                     $
                                                               ---------          --------              ---------

H.      Equity securities of brokers or dealers or parents
        of brokers or dealers                                                    $                     $
                                                               ---------          --------              ---------

I.      Investment company equity securities                       1             $  83,580             $  1,232
                                                               ---------          --------              ---------

J.      All other equity securities                                              $                     $
                                                               ---------          --------              ---------

K.      Other securities                                                         $                     $
                                                               ---------          --------              ---------

L.      Total assets of all series of registrant                   1             $  83,580             $  1,232
                                                               ---------          --------              ---------

                                                         If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending  12/31/05
                   -----------

File number 811-09507
                --------------




128.  [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer?  (Y/N)  _____
                                                                            ----
                                                                            Y/N
          [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)  ____
                                                                            ----
                                                                            Y/N

          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _____
                                                                            ----
                                                                            Y/N

131.      Total expenses incurred by all series of Registrant during
          the current reporting period ($000's omitted)_________________   $ 601
                                                                           -----

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

            811 - ______        811 - ______          811 - ______          811 - ______          811 - ______

This report is signed on behalf of the Registrant in Mercer Island, State of Washington.

Date: February 23, 2006.

(Name of Registrant, Depositor, or Trustee)

Farmers Variable Life Separate Account A

By: /s/ C. Paul Patsis                  Witness: /s/ Brian F. Kreger
   ---------------------------                  -------------------------------
   C. Paul Patsis                               Brian F. Kreger
   President                                    Vice President, General Counsel
                                                and Secretary